Property, plant and equipment, net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,789	$ 7,124	$ 26,890
Less: accumulated depreciation	(3,244)	(102)	(3,673)
Less: cumulative impairment		(2,384)	(2,384)
Property, plant and equipment, net	4,545	4,638	20,833
Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	964	865	12,565
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,008	4,512	11,734
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,817	1,747	2,591
Asset under Construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross